N-2 - USD ($)		3 Months Ended								12 Months Ended
		Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2023
Cover [Abstract]
Entity Central Index Key										0001493683
Amendment Flag										false
Document Type										N-CSR
Entity Registrant Name										BlackRock Taxable Municipal Bond Trust
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

BBN
Shareholder Transaction Expenses
Maximum sales load (as a percentage of offering price)(a)	1.00%
Offering expenses borne by the Trust (as a percentage of offering price)(a)	0.02%
Dividend reinvestment plan fees	$0.02 per share for open market purchases of common shares	(b)
Dividend reinvestment plan sale transaction fee	$2.50	(b)
(a)
If the common shares are sold to or through underwriters, the Prospectus Supplement will set forth any applicable sales load and the estimated offering expenses. Trust shareholders will pay all offering expenses involved with an offering.

(b)
Computershare Trust Company, N.A. (the “Reinvestment Plan Agent”) fees for the handling of the reinvestment of dividends will be paid by BBN. However, shareholders will pay a $0.02 per share fee incurred in connection with open-market purchases, which will be deducted from the value of the dividend. Shareholders will also be charged a $2.50 sales fee and pay a $0.15 per share fee if a shareholder directs the Reinvestment Plan Agent to sell the common shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.

Sales Load [Percent]	[1]									1.00%
Dividend Reinvestment and Cash Purchase Fees	[2]									$ 2.50
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[1]									0.02%
Annual Expenses [Table Text Block]
Estimated Annual Expenses (as a percentage of net assets attributable to common shares)
Investment advisory fees(c)(d)	0.82%
Other expenses	2.68
Miscellaneous	0.05
Interest expense(e)	2.63
Total annual expenses	3.50
Fee waivers(d)	—
Total annual Trust operating expenses after fee waivers(d)	3.50
(c)
BBN currently pays the Manager a monthly fee at an annual contractual investment advisory fee rate of 0.55% of its average daily managed assets. For purposes of calculating this fee, “managed assets” means the total assets of BBN (including any assets attributable to money borrowed for investment purposes) less the sum of its accrued liabilities (other than money borrowed for investment purposes).

(d)
BBN and the Manager have entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Manager has contractually agreed to waive the investment advisory fees with respect to any portion of BBN’s assets attributable to investments in any equity and fixed-income mutual funds and ETFs managed by the Manager or its affiliates that have a contractual fee, through June 30, 2025. In addition, pursuant to the Fee Waiver Agreement, the Manager has contractually agreed to waive its investment advisory fees by the amount of investment advisory fees BBN pays to the Manager indirectly through its investment in money market funds managed by the Manager or its affiliates, through June 30, 2025. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by BBN (upon the vote of a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Investment Company Act”), of BBN (the “Independent Trustees”)) or a majority of the outstanding voting securities of BBN), upon 90 days’ written notice by BBN to the Manager.

(e)
Assumes the use of uses leverage in the form of reverse repurchase agreements representing 31.0% of Managed Assets at an annual interest expense to BBN of 5.39%, which is based on current market conditions. The actual amount of interest expense borne by BBN will vary over time in accordance with the level of BBN’s use of reverse repurchase agreements and variations in market interest rates. Interest expense is required to be treated as an expense of BBN for accounting purposes.

Management Fees [Percent]	[3],[4]									0.82%
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]										0.05%
Other Annual Expense 2 [Percent]	[5]									2.63%
Other Annual Expenses [Percent]										2.68%
Total Annual Expenses [Percent]										3.50%
Waivers and Reimbursements of Fees [Percent]	[3]
Net Expense over Assets [Percent]	[3]									3.50%
Expense Example [Table Text Block]
The following example illustrates BBN’s expenses (including the sales load of $10.00 and offering costs of $0.19) that shareholders would pay on a $1,000 investment in common shares, assuming (i) total net annual expenses of 3.50% of net assets attributable to common shares and (ii) a 5% annual return:

	1 Year	3 Years	5 Years	10 Years
Total expenses incurred	$45	$116	$190	$384

Expense Example, Year 01										$ 45
Expense Example, Years 1 to 3										116
Expense Example, Years 1 to 5										190
Expense Example, Years 1 to 10										$ 384
Purpose of Fee Table , Note [Text Block]										The following table and example are intended to assist shareholders in understanding the various costs and expenses directly or indirectly associated with investing in BBN’s common shares.
Basis of Transaction Fees, Note [Text Block]										as a percentage of offering price
Other Transaction Fees, Note [Text Block]										Computershare Trust Company, N.A. (the “Reinvestment Plan Agent”) fees for the handling of the reinvestment of dividends will be paid by BBN. However, shareholders will pay a $0.02 per share fee incurred in connection with open-market purchases, which will be deducted from the value of the dividend. Shareholders will also be charged a $2.50 sales fee and pay a $0.15 per share fee if a shareholder directs the Reinvestment Plan Agent to sell the common shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.
Other Expenses, Note [Text Block]										The example should not be considered a representation of future expenses. The example assumes that the estimated “Other expenses” set forth in the Estimated Annual Expenses table are accurate and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. BBN’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.
Management Fee not based on Net Assets, Note [Text Block]										BBN and the Manager have entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Manager has contractually agreed to waive the investment advisory fees with respect to any portion of BBN’s assets attributable to investments in any equity and fixed-income mutual funds and ETFs managed by the Manager or its affiliates that have a contractual fee, through June 30, 2025. In addition, pursuant to the Fee Waiver Agreement, the Manager has contractually agreed to waive its investment advisory fees by the amount of investment advisory fees BBN pays to the Manager indirectly through its investment in money market funds managed by the Manager or its affiliates, through June 30, 2025. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by BBN (upon the vote of a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Investment Company Act”), of BBN (the “Independent Trustees”)) or a majority of the outstanding voting securities of BBN), upon 90 days’ written notice by BBN to the Manager.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objectives and Policies
The Trust’s primary investment objective is to seek high current income, with a secondary objective of capital appreciation. There can be no assurance that the Trust will achieve its investment objectives. The Trust’s investment objectives are not fundamental and may be changed by its Board of Trustees (the “Board”).
The Trust seeks to achieve its investment objectives by investing primarily in a portfolio of taxable municipal securities, including Build America Bonds (“BABs”), issued by state and local governments to finance capital projects such as public schools, roads, transportation infrastructure, bridges, ports and public buildings. BlackRock Advisors, LLC (the “Manager”) will use its in-depth expertise in the municipal securities market to assemble the Trust’s portfolio. As market conditions permit and based upon the Manager’s assessment of the interest rate environment, the Trust may opportunistically hedge its duration in an attempt to protect against the risk of rising interest rates, although no assurance can be given that this strategy will be successful. Duration, in comparison to maturity (which is the date on which the issuer of a debt instrument is obligated to repay the principal amount), is a measure of the price volatility of a debt instrument as a result in changes in market rates of interest, based on the weighted average timing of the instrument’s expected principal and interest payments. Duration differs from maturity in that it takes into account a security’s yield, coupon payments and its principal payments in addition to the amount of time until the security finally matures. As the value of a security changes over time, so will its duration.
The Trust may invest in taxable municipal securities and tax-exempt municipal securities, including municipal bonds and notes, certificates of participation, other securities issued to finance and refinance public projects, and other related securities and derivative instruments creating exposure to municipal bonds, notes and securities. Under normal market conditions, the Trust will invest at least 80% of its Managed Assets in taxable municipal securities, which include BABs. This investment policy may be changed by the Board upon 60 days’ prior notice to shareholders. The Trust may invest up to 20% of its Managed Assets in securities other than taxable municipal securities. Such other securities include tax-exempt securities, U.S. Treasury securities, obligations of the U.S. Government, its agencies and instrumentalities and corporate bonds issued by issuers that have, in the Manager’s view, typically been associated with or sold in the municipal market. “Managed Assets” means the total assets of the Trust (including any assets attributable to money borrowed for investment purposes) minus the sum of the Trust’s accrued liabilities (other than money borrowed for investment purposes). For the avoidance of doubt, assets attributable to money borrowed for investment purposes includes the portion of the Trust’s assets in an issuer of tender option bonds of which the Trust owns the TOB Residual (as defined below).
Under normal market conditions, the Trust will invest at least 80% of its Managed Assets in securities that at the time of investment are investment grade quality. Investment grade quality securities are securities rated within the four highest grades (“Baa” or “BBB” or better) by Moody’s Investor Service Inc. (“Moody’s”), S&P Global Ratings (“S&P”), Fitch Ratings, Inc. (“Fitch”) or securities that are unrated but judged to be of comparable quality by the Manager. The Trust may invest up to 20% of its Managed Assets in securities that at the time of investment are rated below investment grade quality by Moody’s, S&P or Fitch or that are unrated but judged to be of comparable quality by the Manager. Certain of the Trust’s investments may be illiquid.
BABs are taxable municipal securities issued by state and local governments. Municipal securities include, among other things, bonds, notes, leases and certificates of participation. Municipal securities may be structured as callable or non-callable, may have payment forms that include fixed-coupon, variable rate and zero coupon, and may include capital appreciation bonds, floating rate securities, inverse floating rate securities (including TOB Residuals), inflation-linked securities and other derivative instruments that replicate investment exposure to such securities. BABs, as municipal securities, may be structured in any of the foregoing ways and new versions of BABs may be offered in the future. The Trust may invest in any of these BABs or municipal securities, and may acquire them through investments in pooled vehicles, partnerships or other investment companies. The Trust may also purchase BABs and other municipal securities representing a wide range of sectors and purposes.
The Trust may purchase municipal securities that are additionally secured by insurance, bank credit agreements or escrow accounts. The credit quality of companies which provide these credit enhancements will affect the value of those securities. Although the insurance feature reduces certain financial risks, the premiums for insurance and the higher market price paid for insured obligations may reduce the Trust’s income. Insurance generally will be obtained from insurers with a claims-paying ability rated Baa or BBB or better by Moody’s, S&P or Fitch. The insurance feature does not guarantee the market value of the insured obligations or the net asset value of the common shares. The Trust may purchase insured securities and may purchase insurance for bonds in its portfolio.
The credit quality policies noted above apply only at the time a security is purchased, and the Trust is not required to dispose of a security in the event that a rating agency downgrades its assessment of the credit characteristics of a particular issue. In determining whether to retain or sell such a security, the Manager may consider such factors as its assessment of the credit quality of the issuer of such security, the price at which such security could be sold and the rating, if any, assigned to such security by other rating agencies.
The Trust may implement various temporary “defensive” strategies at times when the Manager determines that conditions in the markets or the termination of the Trust makes pursuing the Trust’s basic investment strategy inconsistent with the best interests of its shareholders. These strategies may include investing all or a portion of the Trust’s assets in U.S. Government obligations and high-quality, short-term debt securities that may be either tax-exempt or taxable.
The Trust originally sought to achieve its investment objectives by investing primarily in a portfolio of BABs, which are taxable municipal securities issued pursuant to the American Recovery and Reinvestment Act of 2009 (the “ARRA”). Under the terms of the ARRA, issuers of direct pay BABs are eligible to receive a subsidy from the U.S. Treasury of up to 35% of the interest paid on the bonds. Given the uncertainty around the BABs program at the time of the Trust’s launch in 2010, the Trust’s initial public offering prospectus included a Contingent Review Provision. For any 24-month period, if there were no new issuances of BABs or other analogous taxable municipal securities, the Board would undertake an evaluation of potential actions with respect to the Trust (the “Contingent Review Provision”). Under the Contingent Review Provision, such potential action included changes to the Trust’s non-fundamental investment policies to broaden its primary investment focus to include taxable municipal securities generally. The BABs program expired on December 31, 2010 and was not renewed. Accordingly, there have been no new issuances of BABs since that date. Pursuant to the Contingent Review Provision, on June 12, 2015, the Board approved a proposal to amend the Trust’s 80% investment policy to include all taxable municipal securities, including BABs, and to change the name of the Trust, which changes became effective on August 25, 2015.
Leverage: The Trust may utilize leverage to seek to enhance the yield and net asset value of its common shares. However, this objective cannot be achieved in all interest rate environments. The Trust may leverage its assets through the use of residual interest municipal tender option bonds (“TOB Residuals”), which are derivative interests in municipal bonds. The Trust may use combined leverage of up to 100% of its net assets (50% of its Managed Assets), all or a portion of which may be effected through the use of TOB Residuals.
The Trust may enter into derivative securities transactions that have leverage embedded in them.
The Trust may utilize reverse repurchase agreements.
The Trust may borrow through a credit facility.
The Trust may also borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions which otherwise might require untimely dispositions of Trust securities.

Risk Factors [Table Text Block]
9. PRINCIPAL RISKS
In the normal course of business, the Trust invests in securities or other instruments and may enter into certain transactions, and such activities subject the Trust to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Trust and its investments.
The Trust may hold a significant amount of bonds subject to calls by the issuers at defined dates and prices. When bonds are called by issuers and the Trust reinvests the proceeds received, such investments may be in securities with lower yields than the bonds originally held, and correspondingly, could adversely impact the yield and total return performance of the Trust.
The Build America Bonds (“BABs”) market is smaller, less diverse and less liquid than other types of municipal securities. Since the BABs program expired on December 31, 2010 and was not extended, BABs may be less actively traded, which may negatively affect the value of BABs held by the Trust.
The Trust may invest in BABs. Issuers of direct pay BABs held in the Trust’s portfolio receive a subsidy from the U.S. Treasury with respect to interest payment on bonds. There is no assurance that an issuer will comply with the requirements to receive such subsidy or that such subsidy will not be reduced or terminated altogether in the future. As of period end, the subsidy that issuers of direct payment BABs receive from the U.S. Treasury has been reduced as the result of budgetary sequestration, which has resulted, and which may continue to result, in early redemptions of BABs at par value. The early redemption of BABs at par value may result in a potential loss in value for investors of such BABs, including the Trust, who may have purchased the securities at prices above par, and may require the Trust to reinvest redemption proceeds in lower-yielding securities which could reduce the Trust’s income and distributions. Moreover, the elimination or reduction in subsidy from the federal government may adversely affect an issuer’s ability to repay or refinance BABs and the BABs’ credit ratings, which, in turn, may adversely affect the value of the BABs held by the Trust and the Trust’s NAV.
Illiquidity Risk: The Trust may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. The Trust may not be able to readily dispose of such investments at prices that approximate those at which the Trust could sell such investments if they were more widely traded and, as a result of such illiquidity, the Trust may have to sell other investments or engage in borrowing transactions if necessary to raise funds to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting the Trust’s NAV and ability to make dividend distributions. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.
Market Risk: The Trust may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Trust to reinvest in lower yielding securities. The Trust may also be exposed to reinvestment risk, which is the risk that income from the Trust’s portfolio will decline if the Trust invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Trust portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Counterparty Credit Risk: The Trust may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Trust manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Trust to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Trust’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Trust.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Trust since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Trust does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Trust.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Trust’s portfolio are disclosed in its Schedule of Investments.
The Trust invests a substantial amount of its assets in issuers located in a single state or limited number of states. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political or social conditions affecting that state or group of states could have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific states or U.S. territories are presented in the Schedule of Investments.
The Trust invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Trust may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has recently been raising the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Trust’s performance.
The Trust invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Trust invests.
Risk Factors
This section contains a discussion of the general risks of investing in the Trust. The net asset value and market price of, and dividends paid on, the common shares will fluctuate with and be affected by, among other things, the risks more fully described below. As with any fund, there can be no guarantee that the Trust will meet its investment objective or that the Trust’s performance will be positive for any period of time. The order of the below risk factors does not indicate significance of any particular risk factor.
Investment and Market Discount Risk: An investment in the Trust’s common shares is subject to investment risk, including the possible loss of the entire amount that you invest. As with any stock, the price of the Trust’s common shares will fluctuate with market conditions and other factors. If shares are sold, the price received may be more or less than the original investment. Common shares are designed for long-term investors and the Trust should not be treated as a trading vehicle. Shares of closed-end management investment companies frequently trade at a discount from their net asset value. This risk is separate and distinct from the risk that the Trust’s net asset value could decrease as a result of its investment activities. At any point in time an investment in the Trust’s common shares may be worth less than the original amount invested, even after taking into account distributions paid by the Trust. During periods in which the Trust may use leverage, the Trust’s investment, market discount and certain other risks will be magnified.
Debt Securities Risk: Debt securities, such as bonds, involve interest rate risk, such as credit risk, interest rate risk, extension risk, and prepayment risk, each of which are described in further detail below:
•
Credit Risk – Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Trust’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

•
Interest Rate Risk – The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise.

The Trust may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Trust’s investments would be expected to decrease by 10%. (Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates.) The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Trust’s investments will not affect interest income derived from instruments already owned by the Trust, but will be reflected in the Trust’s net asset value. The Trust may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Trust management.
To the extent the Trust invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Trust) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Trust to the extent that it invests in floating rate debt securities.
These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.
A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Trust to sell assets at inopportune times or at a loss or depressed value and could hurt the Trust’s performance.
•	Extension Risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.
•
Prepayment Risk – When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Trust may have to invest the proceeds in securities with lower yields.

Build America Bonds Risk: BABs involve similar risks as municipal bonds, including credit and market risk. In particular, should a BABs issuer fail to continue to meet the applicable requirements imposed on the bonds as provided by the American Recovery and Reinvestment Act of 2009, it is possible that such issuer may not receive federal cash subsidy payments, impairing the issuer’s ability to make scheduled interest payments. The BAB program expired on December 31, 2010 and no further issuance is permitted unless Congress renews the program. As a result, the number of available BABs is limited, which may negatively affect the value of the BABs. While an active trading market for BABs has generally existed since the expiration of the BAB program, there can be no assurance that BABs will remain actively traded. It is difficult to predict the extent to which a market for such bonds will continue, meaning that BABs may experience greater illiquidity than other municipal obligations. The BABs outstanding as of December 31, 2010 will continue to be eligible for the federal interest rate subsidy, which continues for the life of the BABs; however, no bonds issued following expiration of the BAB program will be eligible for the U.S. federal tax subsidy. Pursuant to certain federal budget legislation adopted in August 2011, starting as of March 1, 2013, the government’s BAB subsidy payments were reduced as part of a government-wide “sequestration” of many program expenditures. Such cuts may end earlier if rescinded by Congress. Due to continuing uncertainty related to Congressional budget deficit reduction, there is a possibility that federal funds allocated to subsidize issuers of BABs for a portion of the interest paid by such issuers could be further reduced or eliminated in the future. To the extent the federal subsidy is reduced or eliminated, there is a risk that issuers of BABs could redeem bonds prior to their stated maturities based on the redemption language applicable to specific issues of BABs. Once such redemption provisions permit redemption of BABs because the subsidy is reduced or eliminated, issuers may be able to redeem BABs even after any reduction in the subsidy has ended. The Fund cannot predict future reductions in the federal subsidy for BABs.
Municipal Securities Risks: Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Budgetary constraints of local, state, and federal governments upon which the issuers may be relying for funding may also impact municipal securities. These risks include:
•	General Obligation Bonds Risks – Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.
•	Revenue Bonds Risks – These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.
•
Private Activity Bonds Risks – Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. The Trust’s investments may consist of private activity bonds that may subject certain shareholders to an alternative minimum tax.

•
Moral Obligation Bonds Risks – Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

•
Municipal Notes Risks – Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Trust may lose money.

•
Municipal Lease Obligations Risks – In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

•
Tax-Exempt Status Risk – The Trust and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Trust nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Trust and its shareholders to substantial tax liabilities.

Reinvestment Risk: Proceeds from a current investment of the Trust, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment. Reinvestment risk is greater on short- to intermediate-term loans.
Insurance Risk: Insurance guarantees that interest payments on a municipal security will be made on time and that the principal will be repaid when the security matures. However, insurance does not protect against losses caused by declines in a municipal security’s value. The Trust cannot be certain that any insurance company will make the payments it guarantees. If a municipal security’s insurer fails to fulfill its obligations or loses its credit rating, the value of the security could drop.
High Yield Bonds Risk: Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that are considered speculative and may cause income and principal losses for the Trust.
Zero Coupon Securities Risk: While interest payments are not made on such securities, holders of such securities are deemed to have received income (“phantom income”) annually, notwithstanding that cash may not be received currently. The effect of owning instruments that do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations. This implicit reinvestment of earnings at a fixed rate eliminates the risk of being unable to invest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates the holder’s ability to reinvest at higher rates in the future. For this reason, some of these securities may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently. Longer term zero coupon bonds are more exposed to interest rate risk than shorter term zero coupon bonds. These investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of cash.
Variable and Floating Rate Instrument Risk: Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Trust to dispose of them at any given time.
Indexed and Inverse Securities Risk: Indexed and inverse securities provide a potential return based on a particular index of value or interest rates. The Trust’s return on these securities will be subject to risk with respect to the value of the particular index. These securities are subject to leverage risk and correlation risk. Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and the Trust’s investment in such instruments may decline significantly in value if interest rates or index levels move in a way Trust management does not anticipate.
U.S. Government Obligations Risk: Certain securities in which the Trust may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States. In addition, circumstances could arise that could prevent the timely payment of interest or principal on U.S. Government obligations, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Trust and substantial negative consequences for the U.S. economy and the global financial system.
Economic Sector and Geographic Risk: The Trust, as a fundamental policy, may not invest 25% or more of the value of its Managed Assets in any one industry. However, this limitation does not apply to securities of the U.S. Government, any state government or their respective agencies, or instrumentalities and securities backed by the credit of any federal or state governmental entity. As such, the Trust may invest 25% of more of its Managed Assets in municipal securities of issuers in the same state (or U.S. Territory) or in the same economic sector. If the Trust does so, this may make it more susceptible to adverse economic, political or regulatory occurrences affecting a particular state or economic sector.
Leverage Risk: The Trust’s use of leverage may increase or decrease from time to time in its discretion and the Trust may, in the future, determine not to use leverage.
The use of leverage creates an opportunity for increased common share net investment income dividends, but also creates risks for the holders of common shares. The Trust cannot assure you that the use of leverage will result in a higher yield on the common shares. Any leveraging strategy the Trust employs may not be successful.
Leverage involves risks and special considerations for common shareholders, including:
•	the likelihood of greater volatility of net asset value, market price and dividend rate of the common shares than a comparable portfolio without leverage;
•	the risk that fluctuations in interest rates or dividend rates on any leverage that the Trust must pay will reduce the return to the common shareholders;
•
the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of the common shares than if the Trust were not leveraged, which may result in a greater decline in the market price of the common shares;

•	leverage may increase operating costs, which may reduce total return.
Any decline in the net asset value of the Trust’s investments will be borne entirely by the holders of common shares. Therefore, if the market value of the Trust’s portfolio declines, leverage will result in a greater decrease in net asset value to the holders of common shares than if the Trust were not leveraged. This greater net asset value decrease will also tend to cause a greater decline in the market price for the common shares.
Tender Option Bonds Risk: The Trust’s participation in tender option bond transactions may reduce the Trust’s returns and/or increase volatility. Investments in tender option bond transactions expose the Trust to counterparty risk and leverage risk. An investment in a tender option bond transaction typically will involve greater risk than an investment in a municipal fixed rate security, including the risk of loss of principal. Distributions on TOB Residuals will bear an inverse relationship to short-term municipal security interest rates. Distributions on TOB Residuals paid to the Trust will be reduced or, in the extreme, eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. TOB Residuals generally will underperform the market for fixed rate municipal securities in a rising interest rate environment. The Trust may invest in special purpose trusts formed for the purpose of holding municipal bonds contributed by one or more funds (“TOB Trusts”) on either a non-recourse or recourse basis. If the Trust invests in a TOB Trust on a recourse basis, it could suffer losses in excess of the value of its TOB Residuals.
Reverse Repurchase Agreements Risk: Reverse repurchase agreements involve the sale of securities held by the Trust with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Trust could lose money if it is unable to recover the securities and the value of the collateral held by the Trust, including the value of the investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences for the Trust. In addition, reverse repurchase agreements involve the risk that the interest income earned in the investment of the proceeds will be less than the interest expense.
Illiquid Investments Risk: The Trust may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. The Trust may not be able to readily dispose of such investments at prices that approximate those at which the Trust could sell such investments if they were more widely traded and, as a result of such illiquidity, the Trust may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting the Trust’s net asset value and ability to make dividend distributions. The financial markets in general, and certain segments of the mortgage-related securities markets in particular, have in recent years experienced periods of extreme secondary market supply and demand imbalance, resulting in a loss of liquidity during which market prices were suddenly and substantially below traditional measures of intrinsic value. During such periods, some investments could be sold only at arbitrary prices and with substantial losses. Periods of such market dislocation may occur again at any time. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.
Investment Companies and ETFs Risk: Subject to the limitations set forth in the Investment Company Act of 1940, as amended, and the rules thereunder, the Trust may acquire shares in other investment companies and in exchange-traded Trusts (“ETFs”), some of which may be affiliated investment companies. The market value of the shares of other investment companies and ETFs may differ from their net asset value. As an investor in investment companies and ETFs, the Trust would bear its ratable share of that entity’s expenses, including its investment advisory and administration fees, while continuing to pay its own advisory and administration fees and other expenses (to the extent not offset by the Manager through waivers). As a result, shareholders will be absorbing duplicate levels of fees with respect to investments in other investment companies and ETFs (to the extent not offset by the Manager through waivers).
The securities of other investment companies and ETFs in which the Trust may invest may be leveraged. As a result, the Trust may be indirectly exposed to leverage through an investment in such securities. An investment in securities of other investment companies and ETFs that use leverage may expose the Trust to higher volatility in the market value of such securities and the possibility that the Trust’s long-term returns on such securities (and, indirectly, the long-term returns of shares of the Trust) will be diminished.
As with other investments, investments in other investment companies, including ETFs, are subject to market and selection risk. To the extent the Trust is held by an affiliated Trust, the ability of the Trust itself to hold other investment companies may be limited.
Derivatives Risk: The Trust’s use of derivatives may increase its costs, reduce the Trust’s returns and/or increase volatility. Derivatives involve significant risks, including:
•
Leverage Risk – The Trust’s use of derivatives can magnify the Trust’s gains and losses. Relatively small market movements may result in large changes in the value of a derivatives position and can result in losses that greatly exceed the amount originally invested.

•
Market Risk – Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The Trust could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, the Manager may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Trust’s derivatives positions to lose value.

•
Counterparty Risk – Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty.

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Illiquidity Risk – The possible lack of a liquid secondary market for derivatives and the resulting inability of the Trust to sell or otherwise close a derivatives position could expose the Trust to losses and could make derivatives more difficult for the Trust to value accurately.

•	Operational Risk – The use of derivatives includes the risk of potential operational issues, including documentation issues, settlement issues, systems failures, inadequate controls and human error.
•	Legal Risk – The risk of insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.
•
Volatility and Correlation Risk – Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Trust’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.

•
Valuation Risk – Valuation for derivatives may not be readily available in the market. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.

•
Hedging Risk – Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Trust’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences.

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Tax Risk – Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Trust realizes from its investments.

Risk of Investing in the United States: Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Trust has exposure.
Market Risk and Selection Risk: Market risk is the risk that one or more markets in which the Trust invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Trust and its investments. Selection risk is the risk that the securities selected by Trust management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
An outbreak of an infectious coronavirus (COVID-19) that was first detected in December 2019 developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. Although vaccines have been developed and approved for use by various governments, the duration of the pandemic and its effects cannot be predicted with certainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time.
Shareholder Activism Risk: Shareholder activism involving closed-end funds has recently been increasing. Shareholder activism can take many forms, including engaging in public campaigns to demand that the Trust consider significant transactions such as a tender offer, merger or liquidation or to attempt to influence the Trust’s corporate governance and/or management, commencing proxy contests to attempt to elect the activists’ representatives or others to the Trust’s Board of Trustees, or to seek other actions such as a termination of the Trust’s investment advisory contract with its current investment manager or commencing litigation. If the Trust becomes the subject of shareholder activism, then management and the Board may be required to divert significant resources and attention to respond to the activist and the Trust may incur substantial costs defending against such activism if management and the Board determine that the activist’s demands are not in the best interest of the Trust. Further, the Trust’s share price could be subject to significant fluctuation or otherwise be adversely affected by the events, risks and uncertainties of any shareholder activism.

Share Price [Table Text Block]
Share Price Data
The following table summarizes BBN’s highest and lowest daily closing market prices on the NYSE per common share, the NAV per common share, and the premium to or discount from NAV, on the date of each of the high and low market prices. The trading volume indicates the number of common shares traded on the NYSE during the respective quarters.

	NYSE Market Price Per Common Share		NAV per Common Share on Date of Market Price		Premium/ (Discount) on Date of Market Price
During Quarter Ended	High	Low	High	Low	High	Low	Trading Volume
December 31, 2023	$16.59	$14.43	$17.99	$15.92	(7.78)%	(9.36)%	17,149,103
September 30, 2023	16.70	14.84	17.90	16.60	(6.70)	(10.60)	14,652,256
June 30, 2023	18.11	16.44	18.53	17.71	(2.27)	(7.17)	10,529,812
March 31, 2023	18.30	17.15	18.75	17.75	(2.40)	(3.38)	11,995,047
December 31, 2022	18.76	15.91	17.53	16.47	7.02	(3.40)	16,302,037
September 30, 2022	20.10	16.35	19.12	17.05	5.13	(4.11)	16,423,597
June 30, 2022	21.91	17.59	21.84	18.79	0.32	(6.39)	16,962,381
March 31, 2022	25.93	20.63	24.92	21.74	4.05	(5.11)	16,467,240
As of December 31, 2023, BBN’s market price, NAV per Common Share, and premium/(discount) to NAV per Common Share were $16.26, $18.07, and (10.02)%, respectively.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
10. CAPITAL SHARE TRANSACTIONS
The Trust is authorized to issue an unlimited number of shares, all of which were initially classified as Common Shares. The par value for the Trust’s Common Shares is $0.001. The Board is authorized, however, to reclassify any unissued Common Shares to Preferred Shares without the approval of Common Shareholders.
For the periods shown, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:

	Year Ended

Trust Name	12/31/23	12/31/22

BBN	—	50,021

The Trust participates in an open market share repurchase program (the “Repurchase Program”). From December 1, 2022 through November 30, 2023, the Trust may repurchase up to 5% of its outstanding common shares under the Repurchase Program, based on common shares outstanding as of the close of business on November 30, 2022, subject to certain conditions. From December 1, 2023 through November 30, 2024, the Trust may repurchase up to 5% of its outstanding common shares under the Repurchase Program, based on common shares outstanding as of the close of business on November 30, 2023, subject to certain conditions. The Repurchase Program has an accretive effect as shares are purchased at a discount to the Trust’s NAV. There is no assurance that the Trust will purchase shares in any particular amounts. For the year ended December 31, 2023, the Trust did not repurchase any shares.
BBN has filed a prospectus with the SEC allowing it to issue an additional 20,000,000 Common Shares through an equity Shelf Offering. Under the Shelf Offering, BBN, subject to market conditions, may raise additional equity capital from time to time in varying amounts and utilizing various offering methods at a net price at or above the Trust’s NAV per Common Share (calculated within 48 hours of pricing). As of period end, 15,569,359 Common Shares remain available for issuance under the Shelf Offering. During the year ended December 31, 2023, BBN issued 5,932 shares under the Shelf Offering. See Additional Information - Shelf Offering Program for additional information.
Initial costs incurred by BBN in connection with its Shelf Offering are recorded as “Deferred offering costs” in the Statement of Assets and Liabilities. As shares are sold, a portion of the costs attributable to the shares sold will be charged against paid-in-capital. Any remaining deferred charges at the end of the Shelf Offering period will be charged to expense.

Outstanding Securities [Table Text Block]										The Trust is authorized to issue an unlimited number of shares, all of which were initially classified as Common Shares.
Illiquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Illiquidity Risk: The Trust may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. The Trust may not be able to readily dispose of such investments at prices that approximate those at which the Trust could sell such investments if they were more widely traded and, as a result of such illiquidity, the Trust may have to sell other investments or engage in borrowing transactions if necessary to raise funds to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting the Trust’s NAV and ability to make dividend distributions. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Risk: The Trust may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Trust to reinvest in lower yielding securities. The Trust may also be exposed to reinvestment risk, which is the risk that income from the Trust’s portfolio will decline if the Trust invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Trust portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

Counterparty Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Counterparty Credit Risk: The Trust may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Trust manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Trust to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Trust’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Trust.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Trust since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Trust does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Trust.

Geographic Asset Class Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Trust’s portfolio are disclosed in its Schedule of Investments.
The Trust invests a substantial amount of its assets in issuers located in a single state or limited number of states. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political or social conditions affecting that state or group of states could have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific states or U.S. territories are presented in the Schedule of Investments.
The Trust invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Trust may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has recently been raising the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Trust’s performance.
The Trust invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Trust invests.

Investment and Market Discount Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment and Market Discount Risk: An investment in the Trust’s common shares is subject to investment risk, including the possible loss of the entire amount that you invest. As with any stock, the price of the Trust’s common shares will fluctuate with market conditions and other factors. If shares are sold, the price received may be more or less than the original investment. Common shares are designed for long-term investors and the Trust should not be treated as a trading vehicle. Shares of closed-end management investment companies frequently trade at a discount from their net asset value. This risk is separate and distinct from the risk that the Trust’s net asset value could decrease as a result of its investment activities. At any point in time an investment in the Trust’s common shares may be worth less than the original amount invested, even after taking into account distributions paid by the Trust. During periods in which the Trust may use leverage, the Trust’s investment, market discount and certain other risks will be magnified.

Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Debt Securities Risk: Debt securities, such as bonds, involve interest rate risk, such as credit risk, interest rate risk, extension risk, and prepayment risk, each of which are described in further detail below:
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Credit Risk – Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Trust’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

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Interest Rate Risk – The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise.

The Trust may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Trust’s investments would be expected to decrease by 10%. (Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates.) The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Trust’s investments will not affect interest income derived from instruments already owned by the Trust, but will be reflected in the Trust’s net asset value. The Trust may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Trust management.
To the extent the Trust invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Trust) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Trust to the extent that it invests in floating rate debt securities.
These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.
A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Trust to sell assets at inopportune times or at a loss or depressed value and could hurt the Trust’s performance.
•	Extension Risk – When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.
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Prepayment Risk – When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Trust may have to invest the proceeds in securities with lower yields.

Build America Bonds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Build America Bonds Risk: BABs involve similar risks as municipal bonds, including credit and market risk. In particular, should a BABs issuer fail to continue to meet the applicable requirements imposed on the bonds as provided by the American Recovery and Reinvestment Act of 2009, it is possible that such issuer may not receive federal cash subsidy payments, impairing the issuer’s ability to make scheduled interest payments. The BAB program expired on December 31, 2010 and no further issuance is permitted unless Congress renews the program. As a result, the number of available BABs is limited, which may negatively affect the value of the BABs. While an active trading market for BABs has generally existed since the expiration of the BAB program, there can be no assurance that BABs will remain actively traded. It is difficult to predict the extent to which a market for such bonds will continue, meaning that BABs may experience greater illiquidity than other municipal obligations. The BABs outstanding as of December 31, 2010 will continue to be eligible for the federal interest rate subsidy, which continues for the life of the BABs; however, no bonds issued following expiration of the BAB program will be eligible for the U.S. federal tax subsidy. Pursuant to certain federal budget legislation adopted in August 2011, starting as of March 1, 2013, the government’s BAB subsidy payments were reduced as part of a government-wide “sequestration” of many program expenditures. Such cuts may end earlier if rescinded by Congress. Due to continuing uncertainty related to Congressional budget deficit reduction, there is a possibility that federal funds allocated to subsidize issuers of BABs for a portion of the interest paid by such issuers could be further reduced or eliminated in the future. To the extent the federal subsidy is reduced or eliminated, there is a risk that issuers of BABs could redeem bonds prior to their stated maturities based on the redemption language applicable to specific issues of BABs. Once such redemption provisions permit redemption of BABs because the subsidy is reduced or eliminated, issuers may be able to redeem BABs even after any reduction in the subsidy has ended. The Fund cannot predict future reductions in the federal subsidy for BABs.

Municipal Securities Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Municipal Securities Risks: Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Budgetary constraints of local, state, and federal governments upon which the issuers may be relying for funding may also impact municipal securities. These risks include:
•	General Obligation Bonds Risks – Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base.
•	Revenue Bonds Risks – These payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source.
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Private Activity Bonds Risks – Municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise. The private enterprise pays the principal and interest on the bond, and the issuer does not pledge its full faith, credit and taxing power for repayment. The Trust’s investments may consist of private activity bonds that may subject certain shareholders to an alternative minimum tax.

•
Moral Obligation Bonds Risks – Moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality.

•
Municipal Notes Risks – Municipal notes are shorter term municipal debt obligations. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Trust may lose money.

•
Municipal Lease Obligations Risks – In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property.

•
Tax-Exempt Status Risk – The Trust and its investment manager will rely on the opinion of issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel, on the tax-exempt status of interest on municipal bonds and payments under derivative securities. Neither the Trust nor its investment manager will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Trust and its shareholders to substantial tax liabilities.

Reinvestment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Reinvestment Risk: Proceeds from a current investment of the Trust, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment. Reinvestment risk is greater on short- to intermediate-term loans.

Insurance Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Insurance Risk: Insurance guarantees that interest payments on a municipal security will be made on time and that the principal will be repaid when the security matures. However, insurance does not protect against losses caused by declines in a municipal security’s value. The Trust cannot be certain that any insurance company will make the payments it guarantees. If a municipal security’s insurer fails to fulfill its obligations or loses its credit rating, the value of the security could drop.

High Yield Bonds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
High Yield Bonds Risk: Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that are considered speculative and may cause income and principal losses for the Trust.

Zero Coupon Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Zero Coupon Securities Risk: While interest payments are not made on such securities, holders of such securities are deemed to have received income (“phantom income”) annually, notwithstanding that cash may not be received currently. The effect of owning instruments that do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations. This implicit reinvestment of earnings at a fixed rate eliminates the risk of being unable to invest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates the holder’s ability to reinvest at higher rates in the future. For this reason, some of these securities may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently. Longer term zero coupon bonds are more exposed to interest rate risk than shorter term zero coupon bonds. These investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of cash.

Variable and Floating Rate Instrument Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Variable and Floating Rate Instrument Risk: Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Trust to dispose of them at any given time.

Indexed and Inverse Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Indexed and Inverse Securities Risk: Indexed and inverse securities provide a potential return based on a particular index of value or interest rates. The Trust’s return on these securities will be subject to risk with respect to the value of the particular index. These securities are subject to leverage risk and correlation risk. Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and the Trust’s investment in such instruments may decline significantly in value if interest rates or index levels move in a way Trust management does not anticipate.

U S Government Obligations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
U.S. Government Obligations Risk: Certain securities in which the Trust may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States. In addition, circumstances could arise that could prevent the timely payment of interest or principal on U.S. Government obligations, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Trust and substantial negative consequences for the U.S. economy and the global financial system.

Economic Sector and Geographic Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Economic Sector and Geographic Risk: The Trust, as a fundamental policy, may not invest 25% or more of the value of its Managed Assets in any one industry. However, this limitation does not apply to securities of the U.S. Government, any state government or their respective agencies, or instrumentalities and securities backed by the credit of any federal or state governmental entity. As such, the Trust may invest 25% of more of its Managed Assets in municipal securities of issuers in the same state (or U.S. Territory) or in the same economic sector. If the Trust does so, this may make it more susceptible to adverse economic, political or regulatory occurrences affecting a particular state or economic sector.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk: The Trust’s use of leverage may increase or decrease from time to time in its discretion and the Trust may, in the future, determine not to use leverage.
The use of leverage creates an opportunity for increased common share net investment income dividends, but also creates risks for the holders of common shares. The Trust cannot assure you that the use of leverage will result in a higher yield on the common shares. Any leveraging strategy the Trust employs may not be successful.
Leverage involves risks and special considerations for common shareholders, including:
•	the likelihood of greater volatility of net asset value, market price and dividend rate of the common shares than a comparable portfolio without leverage;
•	the risk that fluctuations in interest rates or dividend rates on any leverage that the Trust must pay will reduce the return to the common shareholders;
•
the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of the common shares than if the Trust were not leveraged, which may result in a greater decline in the market price of the common shares;

•	leverage may increase operating costs, which may reduce total return.
Any decline in the net asset value of the Trust’s investments will be borne entirely by the holders of common shares. Therefore, if the market value of the Trust’s portfolio declines, leverage will result in a greater decrease in net asset value to the holders of common shares than if the Trust were not leveraged. This greater net asset value decrease will also tend to cause a greater decline in the market price for the common shares.

Tender Option Bonds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tender Option Bonds Risk: The Trust’s participation in tender option bond transactions may reduce the Trust’s returns and/or increase volatility. Investments in tender option bond transactions expose the Trust to counterparty risk and leverage risk. An investment in a tender option bond transaction typically will involve greater risk than an investment in a municipal fixed rate security, including the risk of loss of principal. Distributions on TOB Residuals will bear an inverse relationship to short-term municipal security interest rates. Distributions on TOB Residuals paid to the Trust will be reduced or, in the extreme, eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. TOB Residuals generally will underperform the market for fixed rate municipal securities in a rising interest rate environment. The Trust may invest in special purpose trusts formed for the purpose of holding municipal bonds contributed by one or more funds (“TOB Trusts”) on either a non-recourse or recourse basis. If the Trust invests in a TOB Trust on a recourse basis, it could suffer losses in excess of the value of its TOB Residuals.

Reverse Repurchase Agreements Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Reverse Repurchase Agreements Risk: Reverse repurchase agreements involve the sale of securities held by the Trust with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Trust could lose money if it is unable to recover the securities and the value of the collateral held by the Trust, including the value of the investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences for the Trust. In addition, reverse repurchase agreements involve the risk that the interest income earned in the investment of the proceeds will be less than the interest expense.

Illiquid Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Illiquid Investments Risk: The Trust may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. The Trust may not be able to readily dispose of such investments at prices that approximate those at which the Trust could sell such investments if they were more widely traded and, as a result of such illiquidity, the Trust may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting the Trust’s net asset value and ability to make dividend distributions. The financial markets in general, and certain segments of the mortgage-related securities markets in particular, have in recent years experienced periods of extreme secondary market supply and demand imbalance, resulting in a loss of liquidity during which market prices were suddenly and substantially below traditional measures of intrinsic value. During such periods, some investments could be sold only at arbitrary prices and with substantial losses. Periods of such market dislocation may occur again at any time. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.

Investment Companies and ETFs Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment Companies and ETFs Risk: Subject to the limitations set forth in the Investment Company Act of 1940, as amended, and the rules thereunder, the Trust may acquire shares in other investment companies and in exchange-traded Trusts (“ETFs”), some of which may be affiliated investment companies. The market value of the shares of other investment companies and ETFs may differ from their net asset value. As an investor in investment companies and ETFs, the Trust would bear its ratable share of that entity’s expenses, including its investment advisory and administration fees, while continuing to pay its own advisory and administration fees and other expenses (to the extent not offset by the Manager through waivers). As a result, shareholders will be absorbing duplicate levels of fees with respect to investments in other investment companies and ETFs (to the extent not offset by the Manager through waivers).
The securities of other investment companies and ETFs in which the Trust may invest may be leveraged. As a result, the Trust may be indirectly exposed to leverage through an investment in such securities. An investment in securities of other investment companies and ETFs that use leverage may expose the Trust to higher volatility in the market value of such securities and the possibility that the Trust’s long-term returns on such securities (and, indirectly, the long-term returns of shares of the Trust) will be diminished.
As with other investments, investments in other investment companies, including ETFs, are subject to market and selection risk. To the extent the Trust is held by an affiliated Trust, the ability of the Trust itself to hold other investment companies may be limited.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risk: The Trust’s use of derivatives may increase its costs, reduce the Trust’s returns and/or increase volatility. Derivatives involve significant risks, including:
•
Leverage Risk – The Trust’s use of derivatives can magnify the Trust’s gains and losses. Relatively small market movements may result in large changes in the value of a derivatives position and can result in losses that greatly exceed the amount originally invested.

•
Market Risk – Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The Trust could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, the Manager may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Trust’s derivatives positions to lose value.

•
Counterparty Risk – Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty.

•
Illiquidity Risk – The possible lack of a liquid secondary market for derivatives and the resulting inability of the Trust to sell or otherwise close a derivatives position could expose the Trust to losses and could make derivatives more difficult for the Trust to value accurately.

•	Operational Risk – The use of derivatives includes the risk of potential operational issues, including documentation issues, settlement issues, systems failures, inadequate controls and human error.
•	Legal Risk – The risk of insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.
•
Volatility and Correlation Risk – Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Trust’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.

•
Valuation Risk – Valuation for derivatives may not be readily available in the market. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.

•
Hedging Risk – Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Trust’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences.

•
Tax Risk – Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Trust realizes from its investments.

Risk of Investing in the United States [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risk of Investing in the United States: Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Trust has exposure.

Market Risk and Selection Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Risk and Selection Risk: Market risk is the risk that one or more markets in which the Trust invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Trust and its investments. Selection risk is the risk that the securities selected by Trust management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
An outbreak of an infectious coronavirus (COVID-19) that was first detected in December 2019 developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. Although vaccines have been developed and approved for use by various governments, the duration of the pandemic and its effects cannot be predicted with certainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time.

Shareholder Activism Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Shareholder Activism Risk: Shareholder activism involving closed-end funds has recently been increasing. Shareholder activism can take many forms, including engaging in public campaigns to demand that the Trust consider significant transactions such as a tender offer, merger or liquidation or to attempt to influence the Trust’s corporate governance and/or management, commencing proxy contests to attempt to elect the activists’ representatives or others to the Trust’s Board of Trustees, or to seek other actions such as a termination of the Trust’s investment advisory contract with its current investment manager or commencing litigation. If the Trust becomes the subject of shareholder activism, then management and the Board may be required to divert significant resources and attention to respond to the activist and the Trust may incur substantial costs defending against such activism if management and the Board determine that the activist’s demands are not in the best interest of the Trust. Further, the Trust’s share price could be subject to significant fluctuation or otherwise be adversely affected by the events, risks and uncertainties of any shareholder activism.

Note [Member]
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objective
BlackRock Taxable Municipal Bond Trust’s (BBN) (the “Trust”) primary investment objective is to seek high current income, with a secondary objective of capital appreciation. The Trust seeks to achieve its investment objectives by investing primarily in a portfolio of taxable municipal securities, including Build America Bonds (“BABs”), issued by state and local governments to finance capital projects such as public schools, roads, transportation infrastructure, bridges, ports and public buildings.
The Trust originally sought to achieve its investment objectives by investing primarily in a portfolio of BABs, which are taxable municipal securities issued pursuant to the American Recovery and Reinvestment Act of 2009. Given the uncertainty around the BABs program at the time of the Trust’s launch in 2010, the Trust’s initial public offering prospectus included a Contingent Review Provision. For any 24-month period, if there were no new issuances of BABs or other analogous taxable municipal securities, the Board of Trustees (the “Board”) would undertake an evaluation of potential actions with respect to the Trust. Under the Contingent Review Provision, such potential action may include changes to the Trust’s non-fundamental investment policies to broaden its primary investment focus to include taxable municipal securities generally. The BABs program expired on December 31, 2010 and was not renewed. Accordingly, there have been no new issuances of BABs since that date.
Pursuant to the Contingent Review Provision, on June 12, 2015, the Board approved a proposal to amend the Trust’s investment policy from “Under normal market conditions, the Trust invests at least 80% of its managed assets in BABs” to “Under normal market conditions, the Trust invests at least 80% of its managed assets in taxable municipal securities, which include BABs”, and to change the name of the Trust from “BlackRock Build America Bond Trust” to “BlackRock Taxable Municipal Bond Trust.” These changes became effective on August 25, 2015.
The Trust continues to maintain its other investment policies, including its ability to invest up to 20% of its managed assets in securities other than taxable municipal securities. Such other securities may include tax-exempt securities, U.S. Treasury securities, obligations of the U.S. Government, its agencies and instrumentalities and corporate bonds issued by issuers that have, in BlackRock Advisors, LLC’s (the “Manager”) view, typically been associated with or sold in the municipal market. Bonds issued by private universities and hospitals, or bonds sold to finance military housing developments are examples of such securities. The Trust also continues to invest at least 80% of its managed assets in securities that at the time of purchase are investment grade quality.
As used herein, “managed assets” means the total assets of the Trust (including any assets attributable to money borrowed for investment purposes) minus the sum of the Trust’s accrued liabilities (other than money borrowed for investment purposes).
As of December 31, 2023, 55% of the Trust’s portfolio is composed of BABs. Like other taxable municipal securities, interest received on BABs is subject to U.S. tax and may be subject to state income tax. Issuers of direct pay BABs, however, are eligible to receive a subsidy from the U.S. Treasury of up to 35% of the interest paid on the BABs. This allowed such issuers to issue bonds that pay interest rates that were expected to be competitive with the rates typically paid by private bond issuers in the taxable fixed income market. While the U.S. Treasury subsidizes the interest paid on BABs, it does not guarantee the principal or interest payments on BABs, and there is no guarantee that the U.S. Treasury will not reduce or eliminate the subsidy for BABs in the future. Any interruption, delay, reduction and/or offset of the reimbursement from the U.S. Treasury may reduce the demand for direct pay BABs and/or potentially trigger extraordinary call features of the BABs. As of the date of this report, the subsidy that issuers of direct pay BABs receive from the U.S. Treasury has been reduced from its original level as the result of budgetary sequestration. The extraordinary call features of some BABs permit early redemption at par value, and the reduction in the subsidy issuers of direct pay BABs receive from the U.S. Treasury has resulted, and may continue to result, in early redemptions of some BABs at par value. Such early redemptions at par value may result in a potential loss in value for investors of such BABs, who may have purchased the securities at prices above par, and may require such investors to reinvest redemption proceeds in lower-yielding securities. As of the date of this report, the Trust did not own any BABs subject to a par value extraordinary call feature. Additionally, many BABs also have more typical call provisions that permit early redemption at a stated spread to an applicable prevailing U.S. Treasury rate. Early redemptions in accordance with these call provisions may likewise result in potential losses for the Trust and give rise to reinvestment risk, which could reduce the Trust’s income and distributions.
No assurance can be given that the Trust’s investment objective will be achieved.

Common Shares [Member]
General Description of Registrant [Abstract]
Lowest Price or Bid		$ 14.43	$ 14.84	$ 16.44	$ 17.15	$ 15.91	$ 16.35	$ 17.59	$ 20.63
Highest Price or Bid		16.59	16.70	18.11	18.30	18.76	20.10	21.91	25.93
Lowest Price or Bid, NAV		15.92	16.60	17.71	17.75	16.47	17.05	18.79	21.74
Highest Price or Bid, NAV		$ 17.99	$ 17.90	$ 18.53	$ 18.75	$ 17.53	$ 19.12	$ 21.84	$ 24.92
Highest Price or Bid, Premium (Discount) to NAV [Percent]		(7.78%)	(6.70%)	(2.27%)	(2.40%)	7.02%	5.13%	0.32%	4.05%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]		(9.36%)	(10.60%)	(7.17%)	(3.38%)	(3.40%)	(4.11%)	(6.39%)	(5.11%)
Share Price		$ 16.26								$ 16.26
NAV Per Share		$ 18.07								$ 18.07
Latest Premium (Discount) to NAV [Percent]										(10.02%)
Note 1 [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]										as a percentage of offering price
Note 2 [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]										as a percentage of net assets attributable to common shares
Shares outstanding [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]										61,792,514

[1]	If the common shares are sold to or through underwriters, the Prospectus Supplement will set forth any applicable sales load and the estimated offering expenses. Trust shareholders will pay all offering expenses involved with an offering.
[2]	Computershare Trust Company, N.A. (the “Reinvestment Plan Agent”) fees for the handling of the reinvestment of dividends will be paid by BBN. However, shareholders will pay a $0.02 per share fee incurred in connection with open-market purchases, which will be deducted from the value of the dividend. Shareholders will also be charged a $2.50 sales fee and pay a $0.15 per share fee if a shareholder directs the Reinvestment Plan Agent to sell the common shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.
[3]	BBN and the Manager have entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Manager has contractually agreed to waive the investment advisory fees with respect to any portion of BBN’s assets attributable to investments in any equity and fixed-income mutual funds and ETFs managed by the Manager or its affiliates that have a contractual fee, through June 30, 2025. In addition, pursuant to the Fee Waiver Agreement, the Manager has contractually agreed to waive its investment advisory fees by the amount of investment advisory fees BBN pays to the Manager indirectly through its investment in money market funds managed by the Manager or its affiliates, through June 30, 2025. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by BBN (upon the vote of a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Investment Company Act”), of BBN (the “Independent Trustees”)) or a majority of the outstanding voting securities of BBN), upon 90 days’ written notice by BBN to the Manager.
[4]	BBN currently pays the Manager a monthly fee at an annual contractual investment advisory fee rate of 0.55% of its average daily managed assets. For purposes of calculating this fee, “managed assets” means the total assets of BBN (including any assets attributable to money borrowed for investment purposes) less the sum of its accrued liabilities (other than money borrowed for investment purposes).
[5]	Assumes the use of uses leverage in the form of reverse repurchase agreements representing 31.0% of Managed Assets at an annual interest expense to BBN of 5.39%, which is based on current market conditions. The actual amount of interest expense borne by BBN will vary over time in accordance with the level of BBN’s use of reverse repurchase agreements and variations in market interest rates. Interest expense is required to be treated as an expense of BBN for accounting purposes.